Indebtedness - Schedule of Future Principal Payments (Detail) - Loan Agreement - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
2022	$ 6,106	$ 2,442
2023	9,888	3,955
2024	9,006	3,603
Long-term debt	$ 25,000	$ 10,000